Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research and Development Expenses [Abstract]
Fees related to service providers	$ 38	$ 51	$ 145
Expenses relating to options to employees and non-employees		2	7
Professional consulting			109
Lab materials		2	134
Other		(12)	48
Research and development expense	$ 38	$ 43	$ 443